Statements Of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES
Royalties	$ 17,599,465	$ 18,842,746	$ 24,020,334
Interest earned	12,730	20,952	36,750
Rent and other income	348,061	87,691	98,968
TOTAL REVENUES	17,960,256	18,951,389	24,156,052
EXPENSES
Royalty costs	4,623	4,623	4,623
Real estate and payroll taxes	158,569	147,406	167,249
Inspection and care of properties	678,657	648,738	629,108
Administrative and general	3,244,974	2,615,837	2,554,260
Depreciation and amortization	749,900	744,071	732,379
TOTAL EXPENSES	4,836,723	4,160,675	4,087,619
NET INCOME	$ 13,123,533	$ 14,790,714	$ 20,068,433
WEIGHTED-AVERAGE SHARES OUTSTANDING	1,500,000	1,500,000	1,500,000
BASIC & DILUTED EARNINGS PER SHARE	$ 8.75	$ 9.86	$ 13.38